U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1		Name and Address of Issuer:
		Principal Life Insurance Company Separate Account B
		The Principal Financial Group
		Des Moines, IA 50392-2080

2		The name of each series or class of securities for which this Form is filed (If the Form is being filed
		for all series and classes of securities of the issues, check the box but do not list series or classes):
		X

3		Investment Company Act File Number:		811-02091
		Securities Act File Number:		02-37988, 02-78001, 33-44565, 33-44670, 333-63401, 333-197214, 33-74232,
				333-40254, 333-116220, 333-188293, 333-171650, 333-128079, 333-213890

4	a	Last day of fiscal year for which this notice if filed:
		December 31, 2018

4	b	Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the
		issuer's fiscal year). (See Instruction A.2)
		N/A
		Note: If the Form is being filed late, interest must be paid on the registration fee due.

4	c	Check box if this is the last time the issuer will be filing this Form.
		N/A

5		Calculation of registration fee:

		(i)	Aggregate sale price of securities sold during the		02-37988	$1,443,254
			fiscal year in reliance on rule 24f-2:		02-78001	1,537,371
					33-44565	1,508,336
					33-44670	13,997,709
					333-63401	6,614,212
					333-197214	95,717,241
					33-74232	169,919,344
					333-40254	0
					333-116220	660,590,462
					333-188293	165,778,133
					333-171650	5,659,173
					333-213890	366,920,328
					333-128079	2,935,460
						1,492,621,022
		(ii)	Aggregate price of shares redeemed or	02-37988	$14,305
			repurchased during the fiscal year:	02-78001	140,676
				33-44565	824,580
				33-44670	9,884,673
				333-63401	4,996,692
				333-197214	24,150,771
				33-74232	197,047,347
				333-40254	0
				333-116220	999,273,893
				333-188293	352,245,454
				333-171650	11,875,260
				333-213890	33,740,382
				333-128079	2,533,645
					1,636,727,678

	(iii)	Aggregate price of shares redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees
		payable to the Commission:	0

	(iv)	Total available redemption credits
		[Add items 5(ii) and 5(iii)]:			1,636,727,678

	(v)	Net Sales - If Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			0

	(vi)	Redemption credits available for use in future years
		-- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]"	(144,106,655)

	(vii)	Multiplier for determining registration fee (See
		Instruction c.9):			0.0001212

	(viii)	Registration fee due [Multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			$0.00

6	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were
	registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective
	date of rescission of rule 24e-2], then report the amount of securities (number of shares or
	other units) deducted here: ____________. If there is a number of shares or other units that
	were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which
	this form is filed that are available for use by the issuer in future fiscal years, then state the
	number here: ____________.

7	Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):
				+	0

8	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					$0.00

9	Date the registration fee and any interest payment was sent to the Commission's
	lockbox depository:

	N/A

	Method of Delivery:

	N/A	Wire Transfer
	N/A	Mail or other means

	THE 24F-2 FEE IS PAID BY 033-44565.

Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal Life Insurance Company Separate Account B

By	/s/ Clint Woods
Clint Woods
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate Secretary

Date:	26th day of February, 2019